T. ROWE PRICE Institutional High Yield Fund
August 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 4.7% (1)
Airlines 0.2%
Mileage Plus Holdings, FRN, 3M TSFR
+ 5.25%, 10.764%, 6/21/27  3,024 3,150
3,150
Automotive 0.2%
Wand NewCo 3, FRN, 1M TSFR +
2.75%, 8.181%, 2/5/26  3,362 3,354
3,354
Broadcasting 0.2%
Diamond Sports Group, FRN, 1M
TSFR + 8.00%, 13.431%, 5/25/26  1,305 816
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.148%, 10/11/29 (2)(3) 1,550 1,519
2,335
Energy 0.1%
Prairie ECI Acquiror, FRN, 1M TSFR +
4.75%, 10.181%, 3/11/26  1,934 1,928
1,928
Information Technology 0.4%
Boxer Parent, FRN, 1M TSFR + 5.50%,
10.946%, 2/27/26  2,630 2,595
RealPage, FRN, 1M TSFR + 6.50%,
11.946%, 4/23/29  3,885 3,888
6,483
Services 1.8%
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.181%, 12/10/29  7,830 6,678
CoreLogic, FRN, 1M TSFR + 6.50%,
11.946%, 6/4/29  533 444
UKG, FRN, 3M TSFR + 3.25%, 8.618%,
5/4/26  6,698 6,691
UKG, FRN, 3M TSFR + 5.25%,
10.618%, 5/3/27  14,845 14,742
28,555
Wireless Communications 1.8%
Asurion, FRN, 1M TSFR + 5.25%,
10.696%, 1/31/28  16,599 14,820
Asurion, FRN, 1M TSFR + 5.25%,
10.696%, 1/20/29  17,075 14,926
29,746
Total Bank Loans (Cost $80,639) 75,551
COMMON STOCKS 1.0%
Gaming 0.0%
New Cotai Participation, Class B (2)
(3)(4) — —
—
Health Care 0.5%
Avantor (2) 194 4,192
Becton Dickinson & Company  13 3,758
7,950
Information Technology 0.1%
TE Connectivity  13 1,708
1,708
Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing 0.2%
Danaher  12 3,230
3,230
Metals & Mining 0.2%
Constellium (2) 200 3,595
3,595
Total Common Stocks (Cost
$13,581) 16,483
CONVERTIBLE BONDS 0.2%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29 (4) 1,600 2,226
2,226
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  1,775 1,081
1,081
Total Convertible Bonds (Cost
$3,188) 3,307
CONVERTIBLE PREFERRED STOCKS 0.4%
Energy 0.2%
NuStar Energy, VR, 10.75% (4)(5) 116 3,735
3,735
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27 (2)(3) 8 —
—
Insurance 0.2%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,265 (2)(3)(6) 2 2,213
2,213
Total Convertible Preferred Stocks
(Cost $5,274) 5,948
CORPORATE BONDS 90.7%
Aerospace & Defense 1.8%
TransDigm, 5.50%, 11/15/27  2,385 2,260
TransDigm, 6.25%, 3/15/26 (4) 11,180 11,054
TransDigm, 6.75%, 8/15/28 (4) 4,455 4,472
TransDigm, 6.875%, 12/15/30 (4) 10,065 10,140
TransDigm, 7.50%, 3/15/27  1,219 1,221
29,147
Airlines 1.6%
American Airlines, 5.50%, 4/20/26 (4) 9 9
American Airlines, 5.75%, 4/20/29 (4) 6,600 6,295
American Airlines, 11.75%, 7/15/25 (4) 12,935 14,148
Mileage Plus Holdings, 6.50%,
6/20/27 (4) 1,272 1,267
United Airlines, 4.625%, 4/15/29 (4) 4,815 4,279
25,998

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Automotive 6.7%
Adient Global Holdings, 8.25%,
4/15/31 (4) 4,805 4,913
Benteler International, 10.50%,
5/15/28 (4) 1,665 1,669
Clarios Global, 6.75%, 5/15/28 (4) 667 665
Clarios Global, 8.50%, 5/15/27 (4) 8,075 8,095
Dana, 5.625%, 6/15/28  7,945 7,429
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (4) 3,379 3,755
Dornoch Debt Merger Sub, 6.625%,
10/15/29 (4) 1,636 1,407
Ford Motor, 6.10%, 8/19/32 (7) 14,880 14,084
Ford Motor, 9.625%, 4/22/30  3,260 3,757
Ford Motor Credit, 4.95%, 5/28/27  4,180 3,920
Ford Motor Credit, 7.35%, 11/4/27  5,150 5,229
Ford Motor Credit, 7.35%, 3/6/30  3,690 3,745
Goodyear Tire & Rubber, 5.00%,
7/15/29  1,645 1,460
Goodyear Tire & Rubber, 5.25%,
4/30/31  4,050 3,523
Goodyear Tire & Rubber, 5.25%,
7/15/31  6,290 5,409
Goodyear Tire & Rubber, 5.625%,
4/30/33  4,325 3,687
Jaguar Land Rover Automotive,
5.875%, 1/15/28 (4) 2,025 1,858
LCM Investments Holdings II, 4.875%,
5/1/29 (4) 3,490 3,010
Metis Merger Sub, 6.50%, 5/15/29 (4) 4,082 3,521
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.931%, 10/15/26 (4) 21,510 21,510
Tenneco, 8.00%, 11/17/28 (4) 3,800 3,121
ZF North America Capital, 6.875%,
4/14/28 (4) 1,020 1,016
ZF North America Capital, 7.125%,
4/14/30 (4) 1,345 1,352
108,135
Broadcasting 5.0%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (4) 3,540 2,620
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (4) 6,425 4,963
Clear Channel Outdoor Holdings,
9.00%, 9/15/28 (4) 4,945 4,970
CMG Media, 8.875%, 12/15/27 (4) 7,755 6,068
Gray Escrow II, 5.375%, 11/15/31 (4) 5,275 3,666
iHeartCommunications, 5.25%,
8/15/27 (4) 2,610 2,059
iHeartCommunications, 8.375%,
5/1/27  13,925 9,608
Lamar Media, 4.00%, 2/15/30  473 414
Lamar Media, 4.875%, 1/15/29  4,327 4,035
Neptune Bidco U.S., 9.29%,
4/15/29 (4) 4,980 4,631
Outfront Media Capital, 4.25%,
1/15/29 (4) 990 817
Scripps Escrow, 5.875%, 7/15/27 (4) 2,785 2,242
Sirius XM Radio, 4.00%, 7/15/28 (4) 7,600 6,555
Sirius XM Radio, 4.125%, 7/1/30 (4) 4,905 3,985
Par/Shares $ Value
(Amounts in 000s)
‡
Sirius XM Radio, 5.00%, 8/1/27 (4) 3,515 3,243
Stagwell Global, 5.625%, 8/15/29 (4) 9,340 7,799
Townsquare Media, 6.875%, 2/1/26 (4) 3,480 3,349
Univision Communications, 6.625%,
6/1/27 (4) 4,205 4,058
Univision Communications, 7.375%,
6/30/30 (4) 3,590 3,473
Univision Communications, 8.00%,
8/15/28 (4) 2,730 2,723
81,278
Building & Real Estate 1.0%
Brookfield Residential Properties,
6.25%, 9/15/27 (4) 1,895 1,734
Castle U.K. Finco, 7.00%, 5/15/29
(GBP) (4) 1,135 1,112
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (4) 4,535 4,297
Howard Hughes, 4.125%, 2/1/29 (4) 4,450 3,671
Howard Hughes, 4.375%, 2/1/31 (4) 2,385 1,902
Howard Hughes, 5.375%, 8/1/28 (4) 3,670 3,321
16,037
Building Products 1.7%
Advanced Drainage Systems, 6.375%,
6/15/30 (4) 3,865 3,822
Beacon Roofing Supply, 6.50%,
8/1/30 (4) 1,080 1,062
New Enterprise Stone & Lime, 5.25%,
7/15/28 (4) 3,890 3,589
PGT Innovations, 4.375%, 10/1/29 (4) 2,635 2,441
Specialty Building Products Holdings,
6.375%, 9/30/26 (4) 3,730 3,543
SRS Distribution, 6.00%, 12/1/29 (4) 3,195 2,740
Summit Materials, 5.25%, 1/15/29 (4) 6,425 5,999
Summit Materials, 6.50%, 3/15/27 (4) 3,645 3,604
26,800
Cable Operators 6.9%
Altice Financing, 5.00%, 1/15/28 (4) 7,210 5,768
Altice Financing, 5.75%, 8/15/29 (4) 5,240 4,113
Altice France, 5.50%, 10/15/29 (4) 4,580 3,263
Altice France Holding, 6.00%,
2/15/28 (4) 13,200 5,775
Altice France Holding, 10.50%,
5/15/27 (4) 7,840 4,194
C&W Senior Financing, 6.875%,
9/15/27 (4) 4,400 4,088
CCO Holdings, 4.50%, 8/15/30 (4) 5,160 4,334
CCO Holdings, 4.50%, 6/1/33 (4) 7,160 5,639
CCO Holdings, 5.375%, 6/1/29 (4) 755 687
CCO Holdings, 6.375%, 9/1/29 (4) 17,100 16,202
CCO Holdings, 7.375%, 3/1/31 (4) 8,605 8,540
CSC Holdings, 5.75%, 1/15/30 (4) 3,065 1,686
CSC Holdings, 6.50%, 2/1/29 (4) 8,085 6,650
CSC Holdings, 7.50%, 4/1/28 (4) 5,770 3,635
DIRECTV Holdings, 5.875%,
8/15/27 (4) 2,240 1,988
DISH DBS, 5.125%, 6/1/29  1,624 875
DISH DBS, 5.25%, 12/1/26 (4) 2,720 2,298
DISH DBS, 5.75%, 12/1/28 (4) 3,885 3,021
DISH DBS, 7.375%, 7/1/28  3,005 1,878

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DISH DBS, 7.75%, 7/1/26  5,990 4,478
DISH Network, 11.75%, 11/15/27 (4) 6,235 6,329
GCI, 4.75%, 10/15/28 (4) 3,800 3,287
LCPR Senior Secured Financing,
6.75%, 10/15/27 (4) 1,067 1,004
Radiate Holdco, 6.50%, 9/15/28 (4) 3,810 2,067
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (4) 11,335 9,366
111,165
Chemicals 2.1%
Avient, 7.125%, 8/1/30 (4) 3,805 3,791
Celanese U.S. Holdings, 6.55%,
11/15/30  1,600 1,600
Celanese U.S. Holdings, 6.70%,
11/15/33  1,960 1,970
Compass Minerals International,
6.75%, 12/1/27 (4) 575 556
CVR Partners, 6.125%, 6/15/28 (4) 5,395 4,815
GPD, 10.125%, 4/1/26 (4) 5,130 4,771
Methanex, 5.125%, 10/15/27  1,645 1,542
Methanex, 5.25%, 12/15/29  1,625 1,474
Methanex, 5.65%, 12/1/44  1,345 1,101
Tronox, 4.625%, 3/15/29 (4) 2,940 2,411
Windsor Holdings III, 8.50%,
6/15/30 (4) 5,580 5,608
WR Grace Holdings, 5.625%,
8/15/29 (4) 4,680 3,949
33,588
Consumer Products 0.7%
Kontoor Brands, 4.125%, 11/15/29 (4) 2,235 1,894
Life Time, 5.75%, 1/15/26 (4) 3,431 3,337
Life Time, 8.00%, 4/15/26 (4) 2,795 2,777
Wolverine World Wide, 4.00%,
8/15/29 (4) 4,040 3,025
11,033
Container 1.6%
Ardagh Metal Packaging Finance USA,
4.00%, 9/1/29 (4) 5,550 4,488
Ardagh Metal Packaging Finance USA,
6.00%, 6/15/27 (4) 3,445 3,350
Ball, 6.00%, 6/15/29  5,735 5,642
Ball, 6.875%, 3/15/28  5,655 5,740
Sealed Air, 5.00%, 4/15/29 (4) 1,575 1,459
Sealed Air, 6.125%, 2/1/28 (4) 1,785 1,747
Sealed Air, 6.875%, 7/15/33 (4) 1,650 1,654
Trident TPI Holdings, 12.75%,
12/31/28 (4) 1,100 1,144
25,224
Energy 12.5%
Aethon United BR, 8.25%, 2/15/26 (4) 4,670 4,688
AmeriGas Partners, 5.50%, 5/20/25  1,105 1,084
AmeriGas Partners, 9.375%, 6/1/28 (4) 1,290 1,319
Antero Resources, 7.625%, 2/1/29 (4) 795 809
Archrock Partners, 6.875%, 4/1/27 (4) 1,720 1,686
Chesapeake Energy, 6.75%,
4/15/29 (4) 7,425 7,351
CITGO Petroleum, 7.00%, 6/15/25 (4) 4,720 4,673
Civitas Resources, 8.375%, 7/1/28 (4) 1,670 1,716
Civitas Resources, 8.75%, 7/1/31 (4) 2,465 2,548
Par/Shares $ Value
(Amounts in 000s)
‡
Comstock Resources, 5.875%,
1/15/30 (4) 3,490 3,071
Comstock Resources, 6.75%,
3/1/29 (4) 2,430 2,266
Crescent Energy Finance, 7.25%,
5/1/26 (4) 7,075 6,969
Crescent Energy Finance, 9.25%,
2/15/28 (4) 3,045 3,102
Crestwood Midstream Partners,
6.00%, 2/1/29 (4) 1,350 1,313
Crestwood Midstream Partners,
7.375%, 2/1/31 (4) 3,165 3,252
DCP Midstream Operating, 6.75%,
9/15/37 (4) 3,955 4,163
DCP Midstream Operating, 8.125%,
8/16/30  1,665 1,884
Endeavor Energy Resources, 5.75%,
1/30/28 (4) 2,798 2,721
Ferrellgas, 5.375%, 4/1/26 (4) 3,955 3,708
Ferrellgas, 5.875%, 4/1/29 (4) 4,115 3,611
Gulfport Energy, 8.00%, 5/17/26 (4) 2,875 2,911
Hilcorp Energy I, 5.75%, 2/1/29 (4) 2,110 1,962
Hilcorp Energy I, 6.00%, 4/15/30 (4) 1,395 1,289
Hilcorp Energy I, 6.00%, 2/1/31 (4) 2,570 2,352
Hilcorp Energy I, 6.25%, 4/15/32 (4) 2,666 2,439
Kinetik Holdings, 5.875%, 6/15/30 (4) 8,620 8,308
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (4) 10,290 9,981
NGL Energy Operating, 7.50%,
2/1/26 (4) 8,325 8,273
Northriver Midstream Finance, 5.625%,
2/15/26 (4) 2,510 2,400
NuStar Logistics, 5.625%, 4/28/27  1,950 1,887
NuStar Logistics, 5.75%, 10/1/25  2,800 2,744
Occidental Petroleum, 6.20%, 3/15/40  3,310 3,269
Occidental Petroleum, 6.45%, 9/15/36  460 470
Occidental Petroleum, 7.50%, 5/1/31  1,843 2,000
Occidental Petroleum, 7.875%,
9/15/31  1,180 1,308
Occidental Petroleum, 7.95%, 6/15/39  3,925 4,396
Occidental Petroleum, 8.875%,
7/15/30  8,300 9,514
Petroleos Mexicanos, 6.625%, 6/15/35  4,425 3,056
Range Resources, 4.75%, 2/15/30 (4) 1,755 1,579
Range Resources, 8.25%, 1/15/29  1,520 1,569
Rockcliff Energy II, 5.50%, 10/15/29 (4) 2,115 1,941
Seadrill Finance, 8.375%, 8/1/30 (4) 4,439 4,550
Seadrill Finance, 8.375%, 8/1/30 (4) 200 202
Solaris Midstream Holdings, 7.625%,
4/1/26 (4) 2,080 2,038
Southwestern Energy, 4.75%, 2/1/32  9,280 8,213
Southwestern Energy, 5.375%,
3/15/30  2,860 2,667
Tallgrass Energy Partners, 6.00%,
3/1/27 (4) 1,885 1,800
Tallgrass Energy Partners, 6.00%,
12/31/30 (4) 4,320 3,856
Tallgrass Energy Partners, 6.00%,
9/1/31 (4) 4,175 3,684

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tallgrass Energy Partners, 7.50%,
10/1/25 (4) 3,445 3,445
Transocean, 8.75%, 2/15/30 (4) 3,307 3,398
Transocean, 11.50%, 1/30/27 (4) 119 125
Valaris, 8.375%, 4/30/30 (4) 2,475 2,521
Venture Global Calcasieu Pass, 6.25%,
1/15/30 (4) 8,300 8,061
Venture Global LNG, 8.125%,
6/1/28 (4) 4,295 4,327
Venture Global LNG, 8.375%,
6/1/31 (4) 13,100 13,182
Vermilion Energy, 6.875%, 5/1/30 (4) 3,645 3,449
201,100
Entertainment & Leisure 5.0%
Carnival, 6.00%, 5/1/29 (4) 300 271
Carnival, 7.00%, 8/15/29 (4) 2,240 2,271
Carnival, 7.625%, 3/1/26 (4) 11,680 11,621
Carnival, 10.50%, 6/1/30 (4) 6,265 6,664
CDI Escrow Issuer, 5.75%, 4/1/30 (4) 4,960 4,613
Cedar Fair, 5.25%, 7/15/29  2,550 2,289
Cedar Fair, 6.50%, 10/1/28  3,900 3,763
Cinemark USA, 5.25%, 7/15/28 (4) 8,235 7,288
Live Nation Entertainment, 4.75%,
10/15/27 (4) 3,025 2,817
Motion Finco, 7.375%, 6/15/30
(EUR) (4) 2,245 2,414
NCL, 5.875%, 3/15/26 (4) 4,000 3,760
NCL, 5.875%, 2/15/27 (4) 2,145 2,075
NCL, 7.75%, 2/15/29 (4) 2,060 1,952
NCL Finance, 6.125%, 3/15/28 (4) 1,390 1,253
Royal Caribbean Cruises, 5.375%,
7/15/27 (4) 1,855 1,744
Royal Caribbean Cruises, 5.50%,
4/1/28 (4) 2,975 2,782
Royal Caribbean Cruises, 8.25%,
1/15/29 (4) 3,195 3,331
Royal Caribbean Cruises, 9.25%,
1/15/29 (4) 3,840 4,085
Royal Caribbean Cruises, 11.625%,
8/15/27 (4) 3,460 3,763
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (4) 6,445 5,784
Six Flags Entertainment, 5.50%,
4/15/27 (4) 4,280 4,023
Six Flags Entertainment, 7.25%,
5/15/31 (4) 3,220 3,087
81,650
Financial 8.5%
Acrisure, 7.00%, 11/15/25 (4) 4,350 4,198
Acrisure, 10.125%, 8/1/26 (4) 6,815 6,985
Alliant Holdings Intermediate, 5.875%,
11/1/29 (4) 2,170 1,904
Alliant Holdings Intermediate, 6.75%,
10/15/27 (4) 7,750 7,295
AmWINS Group, 4.875%, 6/30/29 (4) 1,920 1,721
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (4) 3,950 3,101
Cobra AcquisitionCo, 6.375%,
11/1/29 (4) 3,175 2,195
Enact Holdings, 6.50%, 8/15/25 (4) 10,310 10,142
Par/Shares $ Value
(Amounts in 000s)
‡
GTCR AP Finance, 8.00%, 5/15/27 (4) 4,455 4,410
HUB International, 5.625%, 12/1/29 (4) 5,525 4,862
HUB International, 7.00%, 5/1/26 (4) 2,470 2,461
HUB International, 7.25%, 6/15/30 (4) 9,785 9,956
Icahn Enterprises, 6.25%, 5/15/26  2,325 2,154
Jane Street Group, 4.50%,
11/15/29 (4) 3,350 2,935
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (4) 4,725 4,820
LPL Holdings, 4.00%, 3/15/29 (4) 3,270 2,914
LPL Holdings, 4.375%, 5/15/31 (4) 525 463
Midcap Financial Issuer Trust, 5.625%,
1/15/30 (4) 3,145 2,477
Midcap Financial Issuer Trust, 6.50%,
5/1/28 (4) 6,000 5,333
Navient, 4.875%, 3/15/28  4,740 4,124
Navient, 5.00%, 3/15/27  5,800 5,278
Navient, 5.50%, 3/15/29  4,350 3,719
Navient, 6.75%, 6/15/26  1,825 1,793
Navient, 9.375%, 7/25/30  4,410 4,421
OneMain Finance, 3.50%, 1/15/27  2,050 1,781
OneMain Finance, 5.375%, 11/15/29  1,915 1,649
OneMain Finance, 6.625%, 1/15/28  5,000 4,700
OneMain Finance, 6.875%, 3/15/25  3,755 3,736
OneMain Finance, 7.125%, 3/15/26  1,300 1,277
OneMain Finance, 9.00%, 1/15/29  825 836
PennyMac Financial Services, 4.25%,
2/15/29 (4) 5,340 4,412
PennyMac Financial Services, 5.375%,
10/15/25 (4) 2,500 2,416
PROG Holdings, 6.00%, 11/15/29 (4) 5,335 4,788
Ryan Specialty, 4.375%, 2/1/30 (4) 1,485 1,325
SLM, 4.20%, 10/29/25  2,265 2,129
Starwood Property Trust, 4.375%,
1/15/27 (4) 2,965 2,639
United Wholesale Mortgage, 5.50%,
4/15/29 (4) 2,095 1,817
United Wholesale Mortgage, 5.75%,
6/15/27 (4) 4,390 4,039
137,205
Food 0.9%
B&G Foods, 5.25%, 4/1/25  1,760 1,716
BellRing Brands, 7.00%, 3/15/30 (4) 3,825 3,825
Chobani, 7.50%, 4/15/25 (4) 3,240 3,236
Darling Ingredients, 6.00%, 6/15/30 (4) 4,180 4,065
Triton Water Holdings, 6.25%,
4/1/29 (4) 2,060 1,751
14,593
Forest Products 0.3%
Cascades, 5.375%, 1/15/28 (4) 2,715 2,535
Graphic Packaging International,
3.75%, 2/1/30 (4) 2,395 2,042
4,577
Gaming 4.5%
Caesars Entertainment, 7.00%,
2/15/30 (4) 3,270 3,278
Caesars Entertainment, 8.125%,
7/1/27 (4) 11,655 11,815
Churchill Downs, 6.75%, 5/1/31 (4) 3,535 3,455

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cirsa Finance International, 4.50%,
3/15/27 (EUR) (4) 1,785 1,779
Cirsa Finance International, 10.375%,
11/30/27 (EUR) (4) 605 708
International Game Technology, 5.25%,
1/15/29 (4) 5,805 5,449
International Game Technology, 6.25%,
1/15/27 (4) 5,400 5,339
Light & Wonder International, 7.00%,
5/15/28 (4) 1,145 1,141
Light & Wonder International, 7.25%,
11/15/29 (4) 9,290 9,313
Light & Wonder International, 7.50%,
9/1/31 (4) 1,595 1,617
Lottomatica, 7.125%, 6/1/28 (EUR) (4) 780 866
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (4) 3,700 3,122
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,860
Midwest Gaming Borrower, 4.875%,
5/1/29 (4) 3,215 2,793
Ontario Gaming GTA, 8.00%,
8/1/30 (4) 1,720 1,735
Playtika Holding, 4.25%, 3/15/29 (4) 2,985 2,567
Scientific Games Holdings, 6.625%,
3/1/30 (4) 3,605 3,177
Wynn Macau, 5.50%, 1/15/26 (4) 4,275 4,017
Wynn Macau, 5.50%, 10/1/27 (4) 6,115 5,511
Wynn Resorts Finance, 5.125%,
10/1/29 (4) 2,640 2,350
Wynn Resorts Finance, 7.125%,
2/15/31 (4) 140 137
72,029
Health Care 6.2%
AdaptHealth, 5.125%, 3/1/30 (4) 4,565 3,761
AthenaHealth, 6.50%, 2/15/30 (4) 7,950 6,877
Avantor Funding, 4.625%, 7/15/28 (4) 8,930 8,271
CHS, 5.25%, 5/15/30 (4) 5,215 4,094
CHS, 6.00%, 1/15/29 (4) 3,015 2,525
CHS, 6.125%, 4/1/30 (4) 5,155 2,938
CHS, 6.875%, 4/15/29 (4) 2,415 1,461
CHS, 8.00%, 12/15/27 (4) 6,040 5,768
DaVita, 4.625%, 6/1/30 (4) 5,840 4,993
IQVIA, 6.50%, 5/15/30 (4) 1,700 1,713
Medline Borrower, 5.25%, 10/1/29 (4) 5,655 5,005
Molina Healthcare, 4.375%,
6/15/28 (4) 3,455 3,166
Organon, 5.125%, 4/30/31 (4) 4,630 3,941
Select Medical, 6.25%, 8/15/26 (4) 4,780 4,720
Tenet Healthcare, 4.375%, 1/15/30  4,600 4,077
Tenet Healthcare, 6.125%, 10/1/28  9,635 9,262
Tenet Healthcare, 6.125%, 6/15/30  4,730 4,576
Tenet Healthcare, 6.75%, 5/15/31 (4) 2,580 2,570
Tenet Healthcare, 6.875%, 11/15/31  1,525 1,519
Teva Pharmaceutical Finance
Netherlands III, 4.75%, 5/9/27  1,995 1,865
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 7,294
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  4,015 4,010
Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,527
Teva Pharmaceutical Finance
Netherlands III, 8.125%, 9/15/31 (7) 3,085 3,270
100,203
Information Technology 5.4%
Boxer Parent, 7.125%, 10/2/25 (4) 2,035 2,032
Boxer Parent, 9.125%, 3/1/26 (4) 3,379 3,379
Capstone Borrower, 8.00%,
6/15/30 (4) 4,970 4,889
Central Parent, 7.25%, 6/15/29 (4) 12,000 11,805
Central Parent, 8.00%, 6/15/29 (4) 3,150 3,178
Cloud Software Group, 6.50%,
3/31/29 (4) 6,310 5,632
Cloud Software Group, 9.00%,
9/30/29 (4) 7,290 6,497
Entegris Escrow, 5.95%, 6/15/30 (4) 12,410 11,836
Gen Digital, 6.75%, 9/30/27 (4) 4,975 4,969
Gen Digital, 7.125%, 9/30/30 (4) 4,100 4,115
Go Daddy Operating, 5.25%,
12/1/27 (4) 1,690 1,618
Match Group Holdings II, 3.625%,
10/1/31 (4) 3,185 2,592
Match Group Holdings II, 4.125%,
8/1/30 (4) 5,845 5,027
Match Group Holdings II, 4.625%,
6/1/28 (4) 1,935 1,785
Match Group Holdings II, 5.00%,
12/15/27 (4) 1,965 1,842
Match Group Holdings II, 5.625%,
2/15/29 (4) 995 939
McAfee, 7.375%, 2/15/30 (4) 5,475 4,777
ROBLOX, 3.875%, 5/1/30 (4) 2,815 2,336
Twilio, 3.625%, 3/15/29  871 745
Twilio, 3.875%, 3/15/31  3,025 2,526
Viavi Solutions, 3.75%, 10/1/29 (4) 1,229 1,023
ZoomInfo Technologies, 3.875%,
2/1/29 (4) 3,525 3,001
86,543
Lodging 0.7%
Hilton Domestic Operating, 4.00%,
5/1/31 (4) 3,995 3,466
Park Intermediate Holdings, 4.875%,
5/15/29 (4) 2,415 2,095
Park Intermediate Holdings, 5.875%,
10/1/28 (4) 1,900 1,755
RHP Hotel Properties, 4.50%,
2/15/29 (4) 3,875 3,400
RHP Hotel Properties, 7.25%,
7/15/28 (4) 475 477
11,193
Manufacturing 1.6%
Emerald Debt Merger Sub, 6.625%,
12/15/30 (4) 3,300 3,242
Gates Global, 6.25%, 1/15/26 (4) 2,670 2,643
Hillenbrand, 3.75%, 3/1/31  2,270 1,901
Hillenbrand, 5.00%, 9/15/26  90 87
Madison IAQ, 4.125%, 6/30/28 (4) 4,840 4,272
Madison IAQ, 5.875%, 6/30/29 (4) 2,775 2,331

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Mueller Water Products, 4.00%,
6/15/29 (4) 3,925 3,464
Sensata Technologies, 4.00%,
4/15/29 (4) 3,725 3,264
Sensata Technologies, 5.875%,
9/1/30 (4) 3,655 3,454
Stevens Holding, 6.125%, 10/1/26 (4) 1,670 1,674
26,332
Metals & Mining 2.2%
Alcoa Nederland Holding, 6.125%,
5/15/28 (4) 2,475 2,427
Arsenal AIC Parent, 8.00%, 10/1/30 (4) 1,855 1,890
ATI, 5.125%, 10/1/31  1,970 1,739
ATI, 7.25%, 8/15/30  1,295 1,306
Big River Steel, 6.625%, 1/31/29 (4) 4,464 4,442
ERO Copper, 6.50%, 2/15/30 (4) 2,445 2,129
FMG Resources, 4.50%, 9/15/27 (4) 2,855 2,612
FMG Resources, 5.875%, 4/15/30 (4) 2,800 2,594
GrafTech Global Enterprises, 9.875%,
12/15/28 (4) 2,285 2,225
Hecla Mining, 7.25%, 2/15/28  7,414 7,266
Hudbay Minerals, 6.125%, 4/1/29 (4) 3,455 3,251
Novelis, 4.75%, 1/30/30 (4) 3,725 3,334
35,215
Other Telecommunications 0.1%
Level 3 Financing, 3.75%, 7/15/29 (4) 3,260 1,940
1,940
Real Estate Investment Trust
Securities 0.7%
Necessity Retail, 4.50%, 9/30/28 (4) 6,090 4,598
Service Properties Trust, 4.35%,
10/1/24  3,350 3,216
Service Properties Trust, 7.50%,
9/15/25  3,670 3,629
11,443
Restaurants 0.6%
Dave & Buster's, 7.625%, 11/1/25 (4) 3,105 3,128
Yum! Brands, 5.35%, 11/1/43  3,890 3,423
Yum! Brands, 6.875%, 11/15/37  3,515 3,691
10,242
Retail 1.4%
At Home Cayman, 11.50%, 5/12/28 (4) 938 900
At Home Group, 4.875%, 7/15/28 (4) 1,451 696
At Home Group, 7.125%, 5/12/28,
(7.125% Cash or 8.625% PIK) (4)(8) 1,934 1,073
Bath & Body Works, 6.625%,
10/1/30 (4) 7,580 7,372
Bath & Body Works, 6.694%, 1/15/27  350 350
Bath & Body Works, 6.95%, 3/1/33  1,718 1,581
Bath & Body Works, 7.50%, 6/15/29  2,115 2,131
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (2)(3) 1,050 —
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (4) 2,109 1,924
PetSmart, 7.75%, 2/15/29 (4) 4,915 4,682
QVC, 4.45%, 2/15/25  3,035 2,724
23,433
Satellites 1.1%
Connect Finco, 6.75%, 10/1/26 (4) 4,280 4,045
Par/Shares $ Value
(Amounts in 000s)
‡
Hughes Satellite Systems, 6.625%,
8/1/26 (7) 6,830 5,908
Intelsat Jackson Holdings, 6.50%,
3/15/30 (4) 2,575 2,363
Telesat Canada, 6.50%, 10/15/27 (4) 3,075 1,537
Viasat, 5.625%, 4/15/27 (4) 4,170 3,732
17,585
Services 5.4%
Adtalem Global Education, 5.50%,
3/1/28 (4) 2,888 2,700
Advantage Sales & Marketing, 6.50%,
11/15/28 (4) 2,620 2,279
Albion Financing 1, 6.125%,
10/15/26 (4) 3,725 3,511
Albion Financing 2, 8.75%, 4/15/27 (4) 1,845 1,707
Allied Universal Holdco, 6.00%,
6/1/29 (4) 2,895 2,215
Allied Universal Holdco, 9.75%,
7/15/27 (4) 7,940 7,275
Clarivate Science Holdings, 4.875%,
7/1/29 (4) 2,890 2,514
eG Global Finance, 6.25%, 10/30/25
(EUR)  157 166
eG Global Finance, 6.75%, 2/7/25 (4) 3,803 3,727
eG Global Finance, 8.50%,
10/30/25 (4) 4,248 4,206
Fair Isaac, 4.00%, 6/15/28 (4) 4,680 4,276
Gartner, 3.625%, 6/15/29 (4) 6,765 5,928
H&E Equipment Services, 3.875%,
12/15/28 (4) 8,265 7,201
Itelyum Regeneration, 4.625%,
10/1/26 (EUR) (4) 530 537
MSCI, 3.25%, 8/15/33 (4) 4,780 3,788
MSCI, 4.00%, 11/15/29 (4) 2,335 2,102
Presidio Holdings, 8.25%, 2/1/28 (4) 4,470 4,308
Prime Security Services Borrower,
5.75%, 4/15/26 (4) 2,120 2,075
Prime Security Services Borrower,
6.25%, 1/15/28 (4) 4,790 4,562
Ritchie Bros Holdings, 6.75%,
3/15/28 (4) 1,730 1,745
Ritchie Bros Holdings, 7.75%,
3/15/31 (4) 2,345 2,418
Staples, 10.75%, 4/15/27 (4) 1,690 921
TK Elevator Holdco, 7.625%,
7/15/28 (4) 6,313 5,824
TK Elevator U.S. Newco, 5.25%,
7/15/27 (4) 6,760 6,304
United Rentals North America, 3.75%,
1/15/32  1,630 1,367
United Rentals North America, 3.875%,
2/15/31  3,405 2,911
86,567
Supermarkets 0.3%
Albertsons, 4.875%, 2/15/30 (4) 2,690 2,468
Iceland Bondco, 4.625%, 3/15/25
(GBP)  255 318
Iceland Bondco, 10.875%, 12/15/27
(GBP) (4) 545 698

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Iceland Bondco, FRN, 3M EURIBOR +
5.50%, 9.254%, 12/15/27 (EUR) (4) 555 590
New Albertsons, 7.45%, 8/1/29  865 891
4,965
Transportation 0.3%
Watco, 6.50%, 6/15/27 (4) 4,730 4,529
4,529
Utilities 3.6%
Calpine, 4.50%, 2/15/28 (4) 2,020 1,869
Calpine, 5.00%, 2/1/31 (4) 4,370 3,704
Calpine, 5.125%, 3/15/28 (4) 5,570 5,069
NextEra Energy Operating Partners,
4.25%, 9/15/24 (4) 324 310
NextEra Energy Operating Partners,
4.50%, 9/15/27 (4) 1,615 1,496
Pattern Energy Operations, 4.50%,
8/15/28 (4) 840 764
PG&E, 5.00%, 7/1/28  7,115 6,546
PG&E, 5.25%, 7/1/30  6,355 5,624
Pike, 5.50%, 9/1/28 (4) 2,340 2,106
Talen Energy Supply, 8.625%,
6/1/30 (4) 6,910 7,195
Terraform Global Operating, 6.125%,
3/1/26 (4) 3,955 3,802
TerraForm Power Operating, 5.00%,
1/31/28 (4) 3,910 3,548
TransAlta, 7.75%, 11/15/29  1,215 1,251
Vistra, VR, 7.00% (4)(5)(9) 6,950 6,368
Vistra, VR, 8.00% (4)(5)(9) 8,825 8,441
58,093
Wireless Communications 0.3%
Iliad Holding SASU, 6.50%,
10/15/26 (4) 5,705 5,434
U.S. Cellular, 6.70%, 12/15/33  322 313
5,747
Total Corporate Bonds (Cost
$1,579,186) 1,463,589
MUNICIPAL SECURITIES 0.4%
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR,
11/1/43 (10) 10,988 5,659
Total Municipal Securities (Cost
$5,926) 5,659
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve
Fund, 5.40% (11)(12) 19,312 19,312
Total Short-Term Investments (Cost
$19,312) 19,312
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve
Fund, 5.40% (11)(12) 1,990 1,990
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 1,990
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 5.40% (11)(12) 6,857 6,857
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 6,857
Total Securities Lending Collateral
(Cost $8,847) 8,847
Total Investments in
Securities 99.1%
(Cost $1,715,953) $ 1,598,696
Other Assets Less Liabilities 0.9% 14,560
Net Assets 100.0% $ 1,613,256
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,182,173 and represents
73.3% of net assets.
(5) Perpetual security with no stated maturity date.

T. ROWE PRICE Institutional High Yield Fund

.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,213 and represents 0.1% of net assets.
(7) All or a portion of this security is on loan at August 31, 2023.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (594) (87) (507)
Total Centrally Cleared Credit Default Swaps, Protection Sold (507)
Total Centrally Cleared Swaps (507)
Net payments (receipts) of variation margin to date 513
Variation margin receivable (payable) on centrally cleared swaps $ 6
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/20/23 GBP 118 USD 150 $ (1)
BNP Paribas 11/24/23 USD 4,111 EUR 3,757 20
Deutsche Bank 10/20/23 GBP 2,129 USD 2,715 (18)
Goldman Sachs 10/20/23 USD 4,849 GBP 3,700 162
HSBC Bank 11/24/23 USD 2,747 EUR 2,504 20
JPMorgan Chase 10/20/23 USD 259 GBP 202 3
State Street 11/24/23 USD 4,116 EUR 3,757 26
Net unrealized gain (loss) on open forward
currency exchange contracts $ 212

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 167++
Totals $ —# $ — $ 167+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government Reserve Fund, 5.40% $ 5,556  ¤  ¤ $ 28,159
Total $ 28,159^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $167 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,159.

T. ROWE PRICE Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Institutional High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 8,966 $ — $ 8,966
Bank Loans — 74,032 1,519 75,551
Common Stocks 16,483 — — 16,483
Convertible Preferred Stocks — 3,735 2,213 5,948
Corporate Bonds — 1,463,589 — 1,463,589
Short-Term Investments 19,312 — — 19,312
Securities Lending Collateral 8,847 — — 8,847
Total Securities 44,642 1,550,322 3,732 1,598,696
Forward Currency Exchange Contracts — 231 — 231
Total $ 44,642 $ 1,550,553 $ 3,732 $ 1,598,927
Liabilities
Swaps* $ — $ 507 $ — $ 507
Forward Currency Exchange Contracts — 19 — 19
Total $ — $ 526 $ — $ 526
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E137-054Q1 08/23